Loans receivable, net - Outstanding balances on loans receivable (Details) - USD ($)	Jul. 28, 2026	Jun. 30, 2026	Jun. 30, 2025
Loans receivable, net
Loans receivable from third parties		$ 13,625,863	$ 2,099,934
Allowance for credit losses		(209,993)	(209,993)
Loans receivable, net		13,415,870	1,889,941
Less: non-current		(10,791,469)
Total current		$ 2,624,401	1,889,941
Third party A | Maturing, January 5, 2027
Loans receivable, net
Interest rate		10.00%
Loans receivable from third parties		$ 499,934	499,934
Third party A | Maturing, April 30, 2027
Loans receivable, net
Interest rate		10.00%
Loans receivable from third parties		$ 1,600,000	$ 1,600,000
PTMMS
Loans receivable, net
Interest rate	12.93%	12.93%
Loans receivable from third parties	$ 11,525,929	$ 11,525,929